Non-Current Liabilities - Employee Benefits (Details) - Schedule of the movement in plan assets	12 Months Ended
	Dec. 31, 2022 AUD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 AUD ($)
Schedule Of The Movement In Plan Assets Abstract
Balance at the beginning of the year	$ 208,375	$ 141,559	$ 166,437
Interest income	3,002	2,039	2,472
Contributions	21,432	14,560	20,591
Payments (withdrawal)	(120,412)	(81,801)
Return on plan assets (excluding interest)	6,432	4,370	824
Foreign exchanges differences	(9,238)	(6,276)	18,051
Balance at the end of the year	$ 109,591	$ 74,451	$ 208,375